Share-Based Compensation - Schedule of Share-Based Compensation, Stock Options, Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Awards, Beginning balance	8,681,261
Number of Awards, Options granted	265,000
Number of Awards, Options exercised	(893,689)
Number of Awards, Options forfeited and cancelled	(249,636)
Number of Awards, Ending balance	7,802,936	8,681,261
Number of Awards, Exercisable	2,736,468
Weighted Average Exercise Price, Beginning balance	$ 9.58
Weighted Average Exercise Price, Options granted	24.42
Weighted Average Exercise Price, Options exercised	3.85
Weighted Average Exercise Price, Options forfeited and cancelled	17.48
Weighted Average Exercise Price, Ending balance	10.51	$ 9.58
Weighted Average Exercise Price Exercisable	$ 4.11
Weighted Average Remaining Contractual Term, Outstanding	7 years 4 months 6 days	7 years 5 months 9 days
Weighted Average Remaining Contractual Term, Exercisable	5 years 3 months 22 days
Aggregate Intrinsic Value, Outstanding	$ 127,006	$ 111,178
Aggregate Intrinsic Value, Exercisable	$ 62,041